Offerings - Offering: 1	Sep. 18, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying the Convertible Promissory Notes, $0.0001 par value per share
Amount Registered | shares	147,588,712
Proposed Maximum Offering Price per Unit | $ / shares	0.45
Maximum Aggregate Offering Price	$ 66,414,920.40
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,168.13
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares Common Stock, par value $0.0001 per share, of Aspire Biopharma Holdings Inc., that may be issued in connection with a stock dividend, stock split, recapitalization or similar transactions.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low sales price of Common Stock as reported on the Nasdaq Global Market on September 17, 2025Consists of two times the number of shares Common Stock issuable upon the conversion of convertible promissory notes issued to certain holders in connection with a private placement.